INTANGIBLE ASSETS - Schedule of Changes in Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 36,072	$ 38,994
Additions	841	614
Disposals, intangible assets other than goodwill	(2,243)	(408)
Acquisitions through business combinations	4,663	1,632
Amortization and impairment	(2,736)	(2,520)
Foreign currency translation and other	1,899	(2,240)
Ending balance	38,496	36,072
Costs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	45,251	46,592
Additions	841	614
Disposals, intangible assets other than goodwill	(2,539)	(714)
Acquisitions through business combinations	4,663	1,632
Amortization and impairment	0	0
Foreign currency translation and other	2,411	(2,873)
Ending balance	50,627	45,251
Accumulated Amortization and Impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(9,179)	(7,598)
Additions	0	0
Disposals, intangible assets other than goodwill	296	306
Acquisitions through business combinations	0	0
Amortization and impairment	2,736	2,520
Foreign currency translation and other	(512)	633
Ending balance	$ (12,131)	$ (9,179)